Prospectus Supplement

John Hancock Funds II

Science & Technology Fund (the fund)

Supplement dated December 1, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of October 1, 2023 (the Effective Date), Anthony Wang will be added as a portfolio manager of the fund. As of the Effective Date, Anthony Wang and Ken Allen will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following amends and supplements the fund’s portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus for the fund:

Anthony Wang

Vice President

Managed the fund since 2023

Additionally, as of the Effective Date, Mr. Wang will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “T. Rowe Price Associates, Inc. (“T. Rowe Price”).” As of the Effective Date, Mr. Wang will be listed as a Portfolio Manager for the Science & Technology Fund and his biography will be added as follows:

Anthony Wang

•   Vice President

•   Joined T. Rowe Price in 2017

•   Managed the fund since 2023

In addition, as of January 1, 2024, Ken Allen will no longer serve as a portfolio manager for the fund, and all references to Mr. Allen will be removed from the Prospectus as of January 1, 2024.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Science & Technology Fund (the fund)

Supplement dated December 1, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of October 1, 2023 (the Effective Date), Anthony Wang will be added as a portfolio manager of the fund. As of the Effective Date, Ken Allen will continue as a portfolio manager of the fund, and together with Anthony Wang will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

In addition, effective January 1, 2024, Ken Allen will no longer serve as a portfolio manager for the fund. Accordingly, all references to Mr. Allen will be removed from the SAI as of January 1, 2024.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.